STATEMENT OF OPERATIONS - USD ($)		2 Months Ended	3 Months Ended		6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
CONDENSED STATEMENTS OF INCOME
Formation costs and other operating expenses		$ 18,950	$ 763,796		$ 807,697
Net income		$ (18,950)	$ 2,468,730	$ (764,740)	$ 1,703,990
Weighted average shares outstanding, basic and diluted	[1],[2]	6,875,000

[1]	Includes an aggregate of up to 1,031,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 7).
[2]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 shares of Class B common stock for each share of Class B common stock outstanding on February 25, 2021 (see Note 2).